Vessels, net (Tables)	6 Months Ended
Jun. 30, 2023
Vessels, net [Abstract]
Vessels, Net
The amounts reflected in “Vessels, net” in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2022	$68,776	$(5,104)	$63,672
-Vessel acquisition	14,054	-	14,054
-Additions for improvements	44	-	44
- Depreciation for the period	-	(3,806)	(3,806)
Balance, June 30, 2023	$82,874	$(8,910)	$73,964